CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (11,990,563)	$ (8,116,603)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,087	6,161
Amortization	148,026	182,843
Provision for bad debt expense	(51,769)	(48,473)
Change in estimated fair value of derivative liabilities	(1,262,329)	(621,159)
Fair value of warrants issued for guaranty	2,263,783	0
Fair value of stock issued for services	487,826	544,531
Fair value of stock issued for bonuses	218,782	0
Stock based compensation	1,055,448	497,271
Changes in operating assets and liabilities:
Accounts receivable	(1,447,937)	(120,168)
Inventory	(195,276)	(306,687)
Prepaid expenses and other current assets	552,752	(37,241)
Accounts payable and accrued expenses	(214,899)	1,369,819
Net cash used in operating activities	(10,433,069)	(6,649,706)
Cash flows from investing activities:
Change in restricted cash	(76,162)	(133)
Purchase of property and equipment	(3,030)	(2,349)
Net cash used in investing activities	(79,192)	(2,482)
Cash flow from financing activities:
Proceeds from issuance of Series B Preferred Stock, net	0	1,857,413
Proceeds from issuance of Series C Preferred Stock, net	11,999,958	0
Proceeds from debt	1,103,817	4,263,002
Repayments on debt	(2,883,000)	(1,936,667)
Net cash provided by financing activities	10,220,775	4,183,748
NET DECREASE IN CASH	(291,486)	(2,468,440)
CASH - beginning of period	668,326	3,136,766
CASH - end of period	376,840	668,326
SUPPLEMENTAL DISCLOSURES
Cash paid for interest	179,056	7,944
Non-cash transactions:
Conversion of preferred stock to common stock	55,695	15,021
Conversion of notes payable and accrued interest to common stock	0	818,926
Conversion of notes payable and accrued interest to Series C preferred stock	1,214,207	0
Dividend paid in common stock	288,971	343,457
Dividends declared but unpaid	$ 271,838	$ 434,096
Reclassification of derivative liability	0	44,751
Warrants issued in connection with Series B Offering	$ 0	$ 616,411
Warrants issued in connection with Series C Offering	$ 3,249,364	$ 0
Warrants issued in connection with debt conversions	378,681	0
Issuance of common stock for settlement of debt	$ 0	$ 601,651
Cashless exercise of warrants	$ 0	$ 78